Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Mereo Biopharma Group plc
Entity Central Index Key	0001719714
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	584,908,239
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38452
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	One Cavendish Place
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1G 0QF
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Auditor Name	BDO LLP	Ernst & Young LLP
Auditor Firm ID	1295	1438
Auditor Location	Reading, United Kingdom	Reading, United Kingdom
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Charles Sermon
Contact Personnel Email Address	cs@mereobiopharma.com
Entity Address, Address Line One	1 Cavendish Place
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1G 0QF
City Area Code	+44
Local Phone Number	333-023-7300
ADR [Member]
Document Information [Line Items]
Trading Symbol	MREO
Title of 12(b) Security	American Depositary Shares, each representing five ordinary shares, nominal value of £0.003 per share
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary Shares, nominal value of £0.003 per share
Security Exchange Name	NASDAQ